UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-07493)

The Hennessy Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

Hennessy Total Return Fund
Schedule of Investments
January 31, 2009 (Unaudited)

				% of
		Shares	Value	Net Assets
COMMON STOCKS - 66.60%
Consumer Discretionary - 3.23%
General Motors Corp.		127,700	$384,377	0.84%
Home Depot, Inc.		51,000	1,098,030	2.39%
			1,482,407	3.23%
Consumer Staples - 2.30%
Kraft Foods, Inc. - Class A		37,600	1,054,680	2.30%

Financials - 9.67%
American Express Co.		17,200	287,756	0.63%
American International Group, Inc.		22,900	29,312	0.06%
Bank of America Corp.		165,900	1,091,622	2.38%
Citigroup, Inc.		196,800	698,640	1.52%
J.P. Morgan Chase & Co.		91,200	2,326,512	5.08%
			4,433,842	9.67%
Health Care - 16.38%
Merck & Co., Inc.		126,200	3,603,010	7.86%
Pfizer, Inc.		267,600	3,901,608	8.52%
			7,504,618	16.38%
Industrials - 7.19%
Caterpillar, Inc.		26,000	802,100	1.75%
General Electric Co.		205,600	2,493,928	5.44%
			3,296,028	7.19%
Materials - 9.20%
Alcoa, Inc.		172,600	1,344,554	2.93%
EI Du Pont de Nemours & Co.		125,100	2,872,296	6.27%
			4,216,850	9.20%
Telecommunication Services - 18.63%
AT&T, Inc.		161,500	3,976,130	8.68%
Fairpoint Communications, Inc.		433	1,182	0.00%
Verizon Communications, Inc.		152,600	4,558,162	9.95%
			8,535,474	18.63%
TOTAL COMMON STOCKS (Cost $56,579,071)			$30,523,899	66.60%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 64.63%
U.S. Treasury Bills - 58.90%
0.000%, 03/19/2009		$19,000,000	$18,999,913	41.46%
0.001%, 06/04/2009		8,000,000	7,993,088	17.44%
Total U.S. Treasury Bills (Cost $26,996,086)			26,993,001	58.90%
Variable Rate Demand Notes# - 5.73%
American Family Financial Services
0.000%, 12/31/2031		1,647,424	1,647,424	3.60%
Wisconsin Corporate Central Credit Union
0.001%, 12/31/2031		976,597	976,597	2.13%
Total Variable Rate Demand Notes (Cost $2,624,021)			2,624,021	5.73%
TOTAL SHORT TERM INVESTMENTS (Cost $29,620,107)			$29,617,022	64.63%
Total Investments (Cost $86,199,178) - 131.23%			$60,140,921	131.23%
Liabilities in Excess of Other Assets - (31.23)%			(14,313,478)	(31.23)%
TOTAL NET ASSETS - 100.00%			$45,827,443	100.00%

#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2009.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$87,694,590
Gross unrealized appreciation	13,770
Gross unrealized depreciation	(27,567,439)
Net unrealized depreciation	$(27,553,669)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 30,523,899
Level 2 - Other significant observable inputs	29,617,022
Level 3 - Significant unobservable inputs	—
Total	$ 60,140,921

Hennessy Balanced Fund
Schedule of Investments
January 31, 2009 (Unaudited)

				% of
		Shares	Value	Net Assets
COMMON STOCKS - 45.28%
Consumer Discretionary - 1.83%
General Motors Corp.		16,540	$49,785	0.50%
Home Depot, Inc.		6,180	133,055	1.33%
			182,840	1.83%
Consumer Staples - 1.06%
Kraft Foods, Inc. - Class A		3,750	105,188	1.06%

Financials - 7.81%
American Express Co.		4,240	70,935	0.71%
American International Group, Inc.		7,210	9,229	0.09%
Bank of America Corp.		25,610	168,514	1.69%
Citigroup, Inc.		44,055	156,395	1.57%
J.P. Morgan Chase & Co.		14,635	373,339	3.75%
			778,412	7.81%
Health Care - 10.02%
Merck & Co., Inc.		16,950	483,923	4.85%
Pfizer, Inc.		35,330	515,111	5.17%
			999,034	10.02%
Industrials - 5.67%
Caterpillar, Inc.		5,430	167,516	1.68%
General Electric Co.		32,770	397,500	3.99%
			565,016	5.67%
Materials - 7.24%
Alcoa, Inc.		30,460	237,283	2.38%
EI Du Pont de Nemours & Co.		21,115	484,800	4.86%
			722,083	7.24%
Telecommunication Services - 11.65%
AT&T, Inc.		22,010	541,886	5.44%
Fairpoint Communications, Inc.		87	238	0.00%
Verizon Communications, Inc.		20,730	619,205	6.21%
			1,161,329	11.65%
TOTAL COMMON STOCKS (Cost $8,808,058)			$4,513,902	45.28%
		Principal		% of
		Amount	Value	Net Assets
SHORT TERM INVESTMENTS - 54.49%
U.S. Treasury Bills - 50.14%
3.000%, 02/15/2009		$1,600,000	1,602,064	16.07%
3.125%, 04/15/2009		900,000	905,344	9.08%
4.875%, 05/31/2009		600,000	609,024	6.11%
3.500%, 08/15/2009		1,450,000	1,474,017	14.79%
3.375%, 10/15/2009		400,000	408,203	4.09%
Total U.S. Treasury Bills (Cost $4,972,593)			4,998,652	50.14%
Variable Rate Demand Notes# - 4.35%
American Family Financial Services
0.000%, 12/31/2031		$432,390	$432,390	4.33%
Wisconsin Corporate Central Credit Union
0.001%, 12/31/2031		1,835	1,835	0.02%
Total Variable Rate Demand Notes (Cost $434,225)			434,225	4.35%
TOTAL SHORT TERM INVESTMENTS (Cost $5,406,818)			$5,432,877	54.49%
Total Investments (Cost $14,214,876) - 99.77%			$9,946,779	99.77%
Other Assets in Excess of Liabilities - 0.23%			23,169	0.23%
TOTAL NET ASSETS - 100.00%			$9,969,948	100.00%

#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2009.

The cost basis of investments for federal income tax purposes at January 31, 2009 was as follows*:

Cost of investments	$14,258,133
Gross unrealized appreciation	28,183
Gross unrealized depreciation	(4,339,537)
Net unrealized depreciation	$(4,311,354)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2009
Various inputs are used in determining the value of the Fund's investments, which are summarized as follows:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of January 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices in active markets for identical securities	$ 4,513,902
Level 2 - Other significant observable inputs	5,432,877
Level 3 - Significant unobservable inputs	—
Total	$ 9,946,779

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Hennessy Funds, Inc.

By (Signature and Title)                     /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date     3/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Neil J. Hennessy
Neil J. Hennessy, Chief Executive Officer

Date     3/26/2009

By (Signature and Title)*                    /s/ Teresa M. Nilsen
Teresa M. Nilsen,
Treasurer(Principal Executive Officer)
Date     3/26/2009